Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Assets (Details) (Residential Mortgage Servicing [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Residential Mortgage Servicing [Member]
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment speed (annual CPR)	13.40%	12.80%	13.50%
Discount rate	7.30%	7.70%	5.40%
Cost to service ($ per loan)	$ 151	$ 146	$ 151